Movements in Equity (Details)		12 Months Ended
	Jul. 27, 2018 GBP (£) shares	Jun. 30, 2019 GBP (£) shares	Jun. 30, 2018 shares	Jun. 30, 2017 shares	Jul. 27, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in share capital	£ 65,000	£ 5,000
Issuance of new shares	£ 45,936,000	46,001,000
Issuance of shares related to acquisition		17,166,000
Increase in share premium		133,000
Cancellation of share premium		£ 0
Number of share options exercised (in shares) | shares		0	0	0
IPO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued during initial public offering (in shares) | shares	7,291,000
Shares issued during public offering, price per share (in usd per share) | $ / shares					$ 20
Shares issued during initial public offering, offered by Endava (in shares) | shares	3,228,995
Shares issued during initial public offering, offered by existing shareholders (in shares) | shares	4,062,005
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares		2,724,917	0	0
Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares		72,601	0	0
Velocity Partners
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in share capital		£ 23,000
Settlement through issuance of shares		1,125,037
Issuance of shares related to acquisition		17,143,000
Share premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of new shares		45,936,000
Issuance of shares related to acquisition		17,143,000
Increase in share premium		128,000
Cancellation of share premium		(48,614,000)
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in share premium		(428,000)
Cancellation of share premium		48,614,000
Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in share premium		£ 428,000